Employee Benefit Plans Employee Benefit Plans (Obligations, Funded Status, and Periodic Benefit Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations	$ 9,859	$ 9,546
Estimated fair value of plan assets	8,721	8,342
Over (under) funded status	(1,138)	(1,204)
Net periodic benefit costs	278	269
Foreign Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations	882	747
Estimated fair value of plan assets	288	261
Over (under) funded status	(594)	(486)
Net periodic benefit costs	81	73
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations	10,741	10,293	$ 10,778
Estimated fair value of plan assets	9,009	8,603	8,848
Over (under) funded status	(1,732)	(1,690)
Net periodic benefit costs	359	342	404
Other Postretirement Benefits U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations	1,734	1,863
Estimated fair value of plan assets	1,379	1,373
Over (under) funded status	(355)	(490)
Net periodic benefit costs	37	60
Other Postretirement Benefits Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations	25	29
Estimated fair value of plan assets	7	9
Over (under) funded status	(18)	(20)
Net periodic benefit costs	2	6
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations	1,759	1,892	2,116
Estimated fair value of plan assets	1,386	1,382	1,436
Over (under) funded status	(373)	(510)
Net periodic benefit costs	$ 39	$ 66	$ 41